SCHEDULE OF INVESTMENTS
Ivy Mid Cap Growth Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Interactive Home Entertainment – 2.7%
Electronic Arts, Inc.	1,373	$197,164

Interactive Media & Services – 1.4%
Twitter, Inc.(A)	1,935	104,794

Total Communication Services - 4.1%		301,958

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.0%
Canada Goose Holdings, Inc.(A)(B)	2,197	65,391
lululemon athletica, Inc.(A)	237	82,384
		147,775

Auto Parts & Equipment – 1.4%
BorgWarner, Inc.	2,626	101,470

Department Stores – 0.6%
Nordstrom, Inc.(B)	1,243	38,806

General Merchandise Stores – 1.9%
Dollar Tree, Inc.(A)	874	94,387
Ollie’s Bargain Outlet Holdings, Inc.(A)(B)	516	42,207
		136,594

Restaurants – 3.3%
Chipotle Mexican Grill, Inc., Class A(A)	175	242,258

Specialty Stores – 3.1%
National Vision Holdings, Inc.(A)	1,859	84,172
Ulta Beauty, Inc.(A)	499	143,161
		227,333

Total Consumer Discretionary - 12.3%		894,236

Consumer Staples

Packaged Foods & Meats – 1.2%
Hershey Foods Corp.	555	84,481

Total Consumer Staples - 1.2%		84,481

Financials

Financial Exchanges & Data – 2.9%
MarketAxess Holdings, Inc.	369	210,582

Regional Banks – 3.5%
First Republic Bank	826	121,369
SVB Financial Group(A)	354	137,286
		258,655

Total Financials - 6.4%		469,237
Health Care

Biotechnology – 2.7%
Genmab A.S. ADR(A)(B)	2,045	83,138
Seattle Genetics, Inc.(A)	636	111,414
		194,552

Health Care Equipment – 10.5%
Abiomed, Inc.(A)	437	141,702
DexCom, Inc.(A)	459	169,679
Edwards Lifesciences Corp.(A)	1,269	115,758
Envista Holdings Corp.(A)	2,493	84,104
Glaukos Corp.(A)	859	64,642
Intuitive Surgical, Inc.(A)	144	117,590
Masimo Corp.(A)	253	67,999
		761,474

Health Care Services – 1.4%
Laboratory Corp. of America Holdings(A)	500	101,701

Health Care Supplies – 0.9%
Align Technology, Inc.(A)	121	64,501

Health Care Technology – 2.6%
Cerner Corp.	1,498	117,599
Teladoc Health, Inc.(A)	374	74,708
		192,307

Life Sciences Tools & Services – 3.5%
10x Genomics, Inc., Class A(A)	281	39,824
Agilent Technologies, Inc.	785	92,997
Maravai LifeSciences Holdings, Inc., Class A(A)	1,641	46,017
TECHNE Corp.	239	75,974
		254,812
Total Health Care - 21.6%		1,569,347

Industrials

Building Products – 4.3%
A. O. Smith Corp.	1,958	107,365
Trane Technologies plc	552	80,124
Trex Co., Inc.(A)	1,495	125,192
		312,681

Industrial Machinery – 3.5%
IDEX Corp.	542	108,032
Middleby Corp.(A)	1,148	148,011
		256,043

Research & Consulting Services – 5.5%
CoStar Group, Inc.(A)	268	247,455
TransUnion	1,526	151,401
		398,856

Trading Companies & Distributors – 2.2%
Fastenal Co.	3,253	158,846

Total Industrials - 15.5%		1,126,426

Information Technology

Application Software – 8.3%
DocuSign, Inc.(A)	810	180,148
Guidewire Software, Inc.(A)	1,008	129,748
Paycom Software, Inc.(A)	186	84,002
Tyler Technologies, Inc.(A)	269	117,325
Zendesk, Inc.(A)	672	96,201
		607,424

Communications Equipment – 1.6%
Arista Networks, Inc.(A)	398	115,701

Data Processing & Outsourced Services – 1.1%
Square, Inc., Class A(A)	368	79,989

Electronic Components – 1.7%
II-VI, Inc.(A)	1,638	124,397

Electronic Equipment & Instruments – 2.5%
Keysight Technologies, Inc.(A)	1,110	146,596
Novanta, Inc.(A)	317	37,496
		184,092

Internet Services & Infrastructure – 2.8%
Twilio, Inc., Class A(A)	593	200,807

Semiconductor Equipment – 3.3%
Brooks Automation, Inc.	848	57,531
Teradyne, Inc.	1,529	183,369
		240,900

Semiconductors – 7.4%
Marvell Technology Group Ltd.	2,069	98,345

Microchip Technology, Inc.	1,033	142,616
Monolithic Power Systems, Inc.	526	192,730
Universal Display Corp.	455	104,557
		538,248

Systems Software – 3.0%
CrowdStrike Holdings, Inc., Class A(A)	552	117,027
Palo Alto Networks, Inc.(A)	279	99,124
		216,151

Total Information Technology - 31.7%		2,307,709

Materials

Fertilizers & Agricultural Chemicals – 1.7%
Scotts Miracle-Gro Co. (The)	614	122,192

Specialty Chemicals – 1.4%
RPM International, Inc.	1,115	101,209

Total Materials - 3.1%		223,401

TOTAL COMMON STOCKS – 95.9%		$6,976,795
(Cost: $3,346,010)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
Invesco QQQ Trust,
Put $300.00, Expires 1-15-21, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	18,467	1,847	4,238
iShares Russell 2000 ETF,
Put $188.00, Expires 1-15-21, OTC (Ctrpty: Citibank N.A.)	6,558	656	1,279
Marvell Technology Group Ltd.,
Call $45.00, Expires 1-15-21, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	7,140	714	2,303
SPDR S&P MidCap 400 ETF Trust:
Put $400.00, Expires 1-15-21, OTC (Ctrpty: Citibank N.A.)	6,881	688	1,307
Put $405.00, Expires 1-15-21, OTC (Ctrpty: Citibank N.A.)	6,881	688	2,064

Twitter, Inc., Call $54.00, Expires 1-22-21, OTC (Ctrpty: Citibank N.A.)	9,744	974	2,256

TOTAL PURCHASED OPTIONS – 0.1%			$13,447
(Cost: $24,261)

SHORT-TERM SECURITIES		Shares
Money Market Funds(D) - 5.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.030%(C)		64,643	64,643
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%		296,574	296,574
			361,217

TOTAL SHORT-TERM SECURITIES – 5.0%			$361,217
(Cost: $361,217)

TOTAL INVESTMENT SECURITIES – 101.0%			$7,351,459
(Cost: $3,731,488)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0)%			(73,379)

NET ASSETS – 100.0%			$7,278,080

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) All or a portion of securities with an aggregate value of $68,152 are on loan.

(C) Investment made with cash collateral received from securities on loan.

(D) Rate shown is the annualized 7-day yield at December 31, 2020.

The following written options were outstanding at December 31, 2020 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Invesco QQQ Trust	JPMorgan Chase Bank N.A.	Put	18,467	1,847	January 2021	$262.00	$1,533	$(360)
iShares Russell 2000 ETF	Citibank N.A.	Put	6,558	656	January 2021	164.00	384	(102)
Marvell Technology Group Ltd.	JPMorgan Chase Bank N.A.	Put	7,140	714	January 2021	35.00	1,389	(68)
	JPMorgan Chase Bank N.A.	Call	7,140	714	January 2021	55.00	321	(89)
SPDR S&P MidCap 400 ETF Trust	Citibank N.A.	Put	13,762	1,376	January 2021	355.00	967	(482)
							$4,594	$(1,101)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$6,976,795	$—	$—
Purchased Options	—	13,447	—
Short-Term Securities	361,217	—	—
Total	$7,338,012	$13,447	$—

Liabilities
Written Options	$—	$1,101	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,731,488

Gross unrealized appreciation	3,648,696

Gross unrealized depreciation	(28,725)

Net unrealized appreciation	$3,619,971